Form N-CSR Cover	12 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Document Period End Date	Jun. 30, 2024